Deferred Payment Liability - Schedule of Deferred Payment Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Reconciliation of Financial Liabilities [Roll Forward]
Deferred payment liability – host contract, beginning balance	$ 0
Deferred payment liability – conversion option, beginning balance	0
Total deferred payment liability, beginning balance	0
Deferred Payment to the Yamana Group (Note 6)	10,000
Change in fair value of Conversion option	1,693
Finance costs	545
Interest paid	(179)
Deferred payment liability – host contract, ending balance	9,046
Deferred payment liability – conversion option, ending balance	3,013
Total deferred payment liability, ending balance	12,059
Debt host
Reconciliation of Financial Liabilities [Roll Forward]
Deferred payment liability – host contract, beginning balance	0
Deferred Payment to the Yamana Group (Note 6)	8,680
Change in fair value of Conversion option	0
Finance costs	545
Interest paid	(179)
Deferred payment liability – host contract, ending balance	$ 9,046
Effective interest rate	10.40%
Conversion option
Reconciliation of Financial Liabilities [Roll Forward]
Deferred payment liability – conversion option, beginning balance	$ 0
Deferred Payment to the Yamana Group (Note 6)	1,320
Change in fair value of Conversion option	1,693
Finance costs	0
Interest paid	0
Deferred payment liability – conversion option, ending balance	$ 3,013